Statutory Information and Restrictions (Narrative) (Details) $ in Billions	Dec. 31, 2022 USD ($)
Statutory accounting practices [Line Items]
RBC Ratio Company Action Level Low End	75.00%
RBC Ratio Company Action Level High End	100.00%
Amount of dividends that could be paid in the next year without prior approval	$ 1.7
INDIANA
Statutory accounting practices [Line Items]
Statutory limitation as percentage of insurer contract holder surplus	10.00%
NEW YORK
Statutory accounting practices [Line Items]
Statutory limitation as percentage of insurer contract holder surplus	10.00%